Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of significant related party transactions	Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
Revenue

		Years ended December 31,
	Description	2023	2024	2025
CyberLink	Revenue-others (service revenue)	$32	$37	$30
Other payables

	December 31, 2024	December 31, 2025
CyberLink	$22	$46
CyberLink-Japan	24	26
	$46	$72
Operating expenses

		Years ended December 31,
	Description	2023	2024	2025
CyberLink	Management service fee	$48	$41	$45
Rent expense

	Years ended December 31,
	2023	2024	2025
CyberLink-Japan	$84	$78	$78
Acquisition of right-of-use assets:

	Years ended December 31,
	2023	2024	2025
CyberLink	$477	$—	$487
ClinJeff	—	82	—
	$477	$82	$487
Outstanding balance:

	December 31, 2024	December 31, 2025
Total lease liabilities	$202	$407
Less: Current portion (shown as ‘current lease liabilities’)	(189)	(260)
	$13	$147
Interest expense

	Years ended December 31,
	2023	2024	2025
CyberLink	$6	$6	$7
ClinJeff	—	1	1
	$6	$7	$8

Schedule of key management compensation	Key management compensation

	Years ended December 31,
	2023	2024	2025
Salaries and other short-term employee benefits	$2,484	$2,668	$2,825
Share-based payment	552	467	249
Post-employment benefits	10	10	10
	$3,046	$3,145	$3,084